SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Interest rate credited	2.45%	2.41%
Value of shares of the Plan sponsor's common stock	$ 272,762,338	$ 227,484,637
Investment in Plan sponsor's common stock as a percentage of total investments	14.60%	13.50%
Excess contributions due to participants	$ 0	$ 0
Globe Life Inc. common stock
EBP, Accounting Policy [Line Items]
Value of shares of the Plan sponsor's common stock	$ 42,138,558	$ 37,896,847